As filed with the Securities and Exchange Commission on May 11, 2026

Securities Act Registration No. 333-102844

Investment Company Act Registration No. 811-21290

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 71	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 72	[X]

NEIMAN FUNDS

(Exact Name of Registrant as Specified in Charter)

305 Spindrift Drive Williamsville, New York (Address of Principal Executive Offices)	14221 (Zip Code)

Registrant’s Telephone Number, including Area Code: (716) 568-8566

Daniel Neiman
Neiman Funds
305 Spindrift Drive
Williamsville, New York 14221

(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

[ ]       immediately upon filing pursuant to paragraph (b)

[X]      on May 11, 2026 pursuant to paragraph (b)

[ ]       60 days after filing pursuant to paragraph (a)(1)

[ ]       on (date) pursuant to paragraph (a)(1)

[ ]       on 75 days after filing pursuant to paragraph (a)(2)

[ ]       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Advisors Capital Funds

Advisors Capital International ETF Fund

Ticker ACIEX

Prospectus

May 11, 2026

Even though the Advisors Capital International ETF Fund, has "ETF" in its name, the Fund is mutual fund and not an exchange-traded fund (ETF) and its shares do not trade throughout the day.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section – Advisors Capital International ETF Fund	1
Investment Objective	1
Fees and Expenses of the Fund	1
The Principal Investment Strategy of the Fund	2
The Principal Risks of Investing in the Fund	3
Performance History	4
Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings	6
Investment Objective	6
The Principal Investment Strategy of the Funds	6
Principal Investment Risks	9
Portfolio Holdings Disclosure	14
Management	14
The Investment Advisor	14
The Sub-Advisor	15
Shareholder Information Pricing of Fund Shares	16
How to Purchase Shares	17
Purchases Through Financial Intermediaries	17
Fund Direct Purchases	18
Customer Identification Program	18
Rule 12b-1 Fees	18
Additional Compensation to Financial Intermediaries	18
Minimum Investments	19
Types of Account Ownership	19
Instructions for Opening and Adding to an Account	20
Telephone and Wire Transactions	21
Tax-Deferred Plans	22
Types of Tax-Deferred Accounts	22
Automatic Investment Plans	23
Instructions For Selling Fund Shares	24
Additional Redemption Information	25
Shareholder Communications	27
Dividends and Distributions	27
Market Timing	27
Cybersecurity Risk	28
Taxes	28
Other Fund Service Providers	29
PRIVACY POLICY	30
Where to Go For Information	31

Summary Section – Advisors Capital International ETF Fund

Investment Objective

The Advisors Capital International ETF Fund (the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.62%
Distribution 12b-1 Fees(a)	0.15%
Acquired Fund Fees and Expenses(b)	0.10%
Total Annual Fund Operating Expenses	1.87%

(a)The Fund may pay 12b-1 fees of up to 0.25%. However, these fees will not increase for at least one year. Shareholders will be given advanced notice of any increase.

(b)Acquired Fund Fees and Expenses are estimated for the Fund’s first fiscal year.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$190	$588

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of this prospectus, no turnover information is available.

The Principal Investment Strategy of the Fund

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in exchange-traded funds (“ETFs”). The Fund invests primarily in the common stocks of international companies of any capitalization by using ETFs and mutual funds in different combinations and weightings. The ETFs and mutual funds (“Underlying Funds”) each invest primarily in the common stock of international companies of varying market capitalizations, sectors and strategy themes. The Fund defines international companies as: (i) those organized outside the U.S.; (ii) having a class of securities whose principal securities market is outside the U.S.; or (iii) deriving 50% or more of total revenues or earnings from goods produced, sales made, or services provided outside the U.S., or maintaining 50% or more of its employees, assets, investments, operations, or other business activity outside the U.S.

The Fund’s investment advisor delegates execution of the Fund’s investment strategy to Advisors Capital Management, LLC (the “Sub-Advisor”). The Sub-Advisor employs a fund of funds strategy focused on ETFs. The Underlying Funds selected typically follow an index-tracking strategy, however, the Sub-Advisor may also use actively managed Underlying Funds.

The Sub-Advisor seeks to construct a portfolio of Underlying Funds that represent various themes and sub-strategies that it believes will produce above average risk-adjusted returns when compared to the international equity market as a whole. Underlying Funds include those that track an equity index focused on specific countries or regions. This may include those that track equity indices focused on specific market capitalizations, specific investment styles (for example growth or value), or limits on expected volatility. The Sub-Advisor seeks to focus on stocks of international companies, but there are no restrictions on the type of equity index-tracking Underlying Funds that the Sub-Advisor may choose. The Sub-Advisor uses SEC Filings, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources to gather information used in its fundamental analysis of the economy, sectors and regions within the Underlying Funds.

The Fund is typically structured with 5 to 15 Underlying Funds. The Fund is diversified, investing in multiple countries/regions and is non-constrained by industry or sector. The Sub-Advisor uses statistical analysis to avoid what it believes are over exposures to individual industry or country risk factors. The Sub-Advisor regularly reviews each of the Underlying Funds in the portfolio to confirm that each Underlying Fund continues to be consistent with the investment objective of the Fund. The Sub-Advisor generally considers expenses, liquidity, and management tenure when evaluating Underlying Funds. The Sub-Advisor primarily sells an Underlying Fund to adjust asset allocation but may also do so when a lower cost Underlying Fund becomes available.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds and Mutual Funds. The Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the Underlying Funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

General Risks. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has sub-advised other mutual funds, the Sub-Advisor has not managed a mutual fund with this specific strategy.

The Fund may invest in Underlying Funds that carry the risks described below:

Foreign Risk. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Foreign issuer risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation, and enforcement.

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels,

and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Growth Investing Risk. If the Sub-Advisor's perception of an Underlying Fund that focuses on growth companies is wrong, the Underlying Fund may not perform as expected, reducing the Fund's return.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced.

Small- and Mid-Capitalization Companies Risk. The Fund may invest in Underlying Fund that hold stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small- and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small- and mid-capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Limited History of Operations Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Large Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.

Performance History

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.

Performance data current to the most recent month end may be obtained by calling 1-888-247-3841.

Management

Investment Advisor and Sub-Advisor

AC Funds, LLC is the Fund's investment advisor.

Advisors Capital Management, LLC is the Fund's sub-advisor.

Portfolio Managers

David L. Ruff, CFA®, Portfolio Manager of the Sub-Advisor, has served the Fund as a portfolio manager since it commenced operations in 2026.

Kevin Strauss, CFA®, Portfolio Manager of the Sub-Advisor, has served the Fund as a portfolio manager since it commenced operations in 2026.

Randall T. Coleman, CFA®, Portfolio Manager of the Sub-Advisor, has served the Fund as a portfolio manager since it commenced operations in 2026.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100*
IRA Account	$1,000	$100
Qualified Retirement Plans	N/A	N/A

*An Automatic Investment Plan requires a $100 minimum automatic monthly investment.

The Fund does not impose a minimum purchase requirement for qualified retirement plans, however, your financial intermediary, selling broker-dealer, plan administrator or third-party record keeper may impose minimum investment requirements.

The Fund reserves the right to change the amount of these minimums from time to time. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Advisors Capital Funds, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147), by wire, or by telephone at 1-888-247-3841. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

Investment Objective

  The Advisors Capital International ETF Fund seeks long-term capital appreciation.

The Fund's investment objective is not fundamental, and may be changed without shareholder approval. In addition, the Fund has a non-fundamental 80% ETF investment policy, although the Fund will provide 60 days' advance written notice of any change to its 80% investment policy.

The Principal Investment Strategy of the Fund

Advisors Capital International ETF Fund

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in exchange-traded funds (“ETFs”). The Fund invests primarily in the common stocks of international companies of any capitalization by using ETFs and mutual funds in different combinations and weightings. The ETFs and mutual funds (“Underlying Funds”) each invest primarily in the common stock of international companies of varying market capitalizations, sectors and strategy themes. The Fund defines international companies as: (i) those organized outside the U.S.; (ii) having a class of securities whose principal securities market is outside the U.S.; or (iii) deriving 50% or more of total revenues or earnings from goods produced, sales made, or services provided outside the U.S., or maintaining 50% or more of its employees, assets, investments, operations, or other business activity outside the U.S.

The Fund’s investment advisor delegates execution of the Fund’s investment strategy to the Sub-Advisor. The Sub-Advisor employs a fund of funds strategy focused on ETFs. The Underlying Funds selected typically follow an index-tracking strategy, however, the Sub-Advisor may also use actively managed Underlying Funds.

The Sub-Advisor seeks to construct a portfolio of Underlying Funds that represent various themes and sub-strategies that it believes will produce above average risk-adjusted returns when compared to the international equity market as a whole. Underlying Funds include those that track an equity index focused on specific countries or regions. This may include those that track equity indices focused on specific market capitalizations, specific investment styles (for example growth or value), or limits on expected volatility. The Sub-Advisor seeks to focus on stocks of international companies, but there are no restrictions on the type of equity index-tracking Underlying Funds that the Sub-Advisor may choose. The Sub-Advisor uses SEC Filings, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources to gather information used in its fundamental analysis of the economy, sectors and regions within the Underlying Funds.

The Fund is typically structured with 5 to 15 Underlying Funds. The Fund is diversified, investing in multiple countries/regions and is non-constrained by industry or sector. The Sub-Advisor uses statistical analysis to avoid what it believes are over exposures to individual industry or country risk factors. The Sub-Advisor regularly reviews each of the Underlying Funds in the portfolio to confirm that each Underlying Fund continues to be consistent with the investment objective of the Fund. The Sub-Advisor generally considers expenses, liquidity, and management tenure when evaluating Underlying Funds. The Sub-Advisor primarily sells an Underlying Fund to adjust asset allocation but may also do so when a lower cost Underlying Fund becomes available.

Sub-Advisor's Investment Process for the Fund

The Sub-Advisor believes that a combination of top-down and bottom-up approaches should lead to superior security, ETF and mutual fund selection. The following schematic describes the process of developing what the Sub-Advisor believes is the optimal investable universe of securities, ETFs and mutual funds for the Fund.

TOP-DOWN		INFLUENCERS				SECTOR VIEW
This investment approach starts with a look at the overall economy and big picture conditions.	>>>	Then follows with an analysis of the global economic and financial environment.			>>>	Portfolio manager identifies the most promising sectors for investment.
		Interest Rates	Global Economy	Regulatory Environment

INVESTABLE

UNIVERSE

BOTTOM-UP		FUNDAMENTAL ANALYSIS
This approach begins with individual companies, making the assumption that security performance will be driven by fundamentals.	>>>	Management quality, cash flow, capital management, leverage and earnings growth, market share and more go into the meticulous analysis of a company.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, short term U.S. government securities, other short term investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund will be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. The Fund also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Principal Investment Risks

All mutual funds carry a certain amount of risk. As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable, and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant. An investment in the Fund is not a complete investment program. The risks below are presented alphabetically.

Risks	Advisors Capital International ETF Fund
Common Stock	*
Emerging Markets Risk	*
Exchange Traded Funds and Mutual Funds	*
Foreign	*
General	*
Growth Investing	*
Large Capitalization Companies Risk	*
Limited History of Operations	*
Management	*
Sector Risk	*
Small-and Mid-Capitalization	*
Value Investing	*

Risks of Exchange Traded Funds and Mutual Funds

To the extent the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the Underlying Funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF or mutual fund may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF or mutual fund in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Fund generally will be higher than the cost of investing directly in ETFs. Additionally, ETFs are subject to the following risks: (i) the market price of an ETF's shares may be above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) temporarily stop stock trading. Additionally, investments in ETFs are also subject to a bid/asked spread and trading commission costs; and ETFs are not redeemable by investors except for authorized participants who have trading agreements with an ETF and its distributor.

General Risks

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact the Fund and its investments.

Management Risk

The Sub-Advisor's reliance on its strategy and its judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect, including the Sub-Advisor's tactical or other allocation of the Fund's portfolio among its investments. The ability of the Fund to meet its investment objective is directly related to the Sub-Advisor's proprietary investment process. The Sub-Advisor's assessment of the relative value of securities, their attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Advisor's investment strategy will produce the desired results.

The Fund may invest in Underlying Funds that carry the risks described below:

Foreign Risk

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Emerging Markets Risk

Foreign issuer risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S. Additionally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Common Stock Risk

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money. These risks include the financial risk of selecting Underlying Funds that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that is held in the Underlying Funds, including the strength of the company's management or the demand for its products or services. You should be aware that a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price also may decline if its earnings or revenues fall short of expectations.

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase or decrease more than the stock markets in general.

Growth Risk

Growth companies generally have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Sub-Advisor's perception of an Underlying Fund that focuses on growth companies is wrong, the Underlying Fund may not perform as expected, reducing the Fund's return. Additionally, the Fund is subject to growth investing risk which is the risk that due to their relatively high valuations which are generally a function of expected earnings growth, growth stocks will be more volatile than value stocks and such earnings growth may not occur or be sustained.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced. The value investing style may fall out of favor, which may result in periods of underperformance.

Small- and Mid-Capitalization Companies Risk

The Fund may invest in Underlying Fund that hold stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small- and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small- and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. These companies may have limited markets, product lines, or financial resources and lack management experience.

Sector Risk

Sector risk is the possibility that all stocks or securities within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times. The value of securities from a specific sector can be more volatile than the market as a whole and may be subject to economic or regulatory risks different than the economy as a whole. Companies within a sector may be subject to rapid product obsolescence, patent expiration or diminished patent protection and loss of key technology development personnel, unfavorable changes in government regulation, rising funding costs, increased default rates and loss of access to capital markets, and failure of products.

Financial Sector Risk. Companies in the financial sector are often subject to extensive governmental regulation and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge, and the amount of capital they must maintain.

Health Care Sector Risk. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Healthcare companies are subject to competitive forces that may result in price discounting.

Industrial Sector Risk. The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and introduction of new products.

Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence.

Limited History of Operations Risk

The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may not employ successful investment strategies, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Large Capitalization Companies Risk

Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund’s Statement of Additional Information ("SAI"), which is available at www.advisorscapitalfunds.com.

Management

The Investment Advisor

AC Funds, LLC, located at 10 Wilsey Square, Suite 200, Ridgewood, NJ 07450, is the investment advisor of the Fund and has responsibility for the management of the Fund's affairs, under the supervision of the Trust's Board of Trustees. The investment advisor is somewhat recently formed and has no clients other than mutual funds. It has approximately $1.03 billion under management as of December 31, 2025. Under the Management Agreement, AC Funds, LLC, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. The investment advisor also pays all operating expenses of the Fund, with the exception of Rule 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any), taxes and extraordinary expenses. Under the Management Agreement, the investment advisor is paid a fee equal to an annual fee of 1.62% of the Fund's average daily net assets. A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement between the Trust and AC Funds, LLC will be available in the Fund’s' first annual report to shareholders in Form N-CSR.

The Sub-Advisor

Advisors Capital Management, LLC, located at 10 Wilsey Square, Suite 200, Ridgewood, NJ 07450, is the sub-advisor of the Fund and has responsibility for the management of the Fund's investment portfolio, under the supervision of the Trust's Board of Trustees and the investment advisor. The Sub-Advisor provides advisory and financial planning services to businesses and individuals and had approximately $12.2 billion in asset under management as of December 31, 2025.

Under the Sub-Advisory Agreement, Advisors Capital Management, LLC, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund’s portfolio. Under the Sub-Advisory, the investment advisor pays the Sub-Advisor a fee equal to an annual fee of 1.00% of the Fund's average daily net assets up to $25 million, 1.25% of the Fund's average daily net assets over $25 million and up to $2,000 million, and 1.20% of the Fund's average daily net assets in excess of $2,000 million. A discussion regarding the basis of the Board of Trustees' approval of the Sub-Advisory Agreement between the Sub-Advisor and AC Funds, LLC will be available in the Fund’s' first annual report to shareholders in Form N-CSR.

The Fund’s Statement of Additional Information provides information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

Portfolio Managers

David L. Ruff, CFA® (Advisors Capital International ETF Fund)

Mr. Ruff has served as Portfolio Manager of the Sub-Advisor since October 2018. Prior to joining the Sub-Advisor as a Portfolio Manager, he was a managing director and senior portfolio manager at Salient where he co-managed the Dividend Signal Strategy® portfolios. Previously, he was chief investment officer for Berkeley Capital Management. In 2008, Forward Management acquired Berkeley, and subsequently in 2015, Salient acquired Forward. Prior to joining Berkeley in 2001, he was chief investment officer of London Pacific Advisors where he chaired the LPA Investment Policy Committee. From 1998 through 2001, David served as president and director for the Security Analysts of Sacramento. He graduated magna cum laude from Iowa State University with a Bachelor of Science in finance, is a CFA® charterholder and currently a member of CFA Institute and the Security Analysts of San Francisco.

Kevin Strauss, CFA® (Advisors Capital International ETF Fund)

Mr. Strauss has served as Managing Director of the Sub-Advisor since September 2019. Mr. Strauss was the former Vice Chairman of Abner Herrman & Brock Asset Management (AHB) for seventeen years, where he managed equity and fixed income portfolios and was a member of that firm's investment committee. Prior to AHB, Strauss spent eight years with Citigroup Global Asset Management, ending with the position of Senior

Portfolio Manager in the firm's institutional and Private Client Groups. Mr. Strauss was a past member of the Board of Directors of Bergen County NJ YJCC and Chairman of its Endowment Committee. He is a Chartered Financial Analysts and a Chartered Investment Counselor (CIC) and is a graduate of Cornell University, M.B.A., Finance and Cornell University, B.S., Business Management.

Randall T. Coleman, CFA® (Advisors Capital International ETF Fund)

Mr. Coleman has served as Portfolio Manager of the Sub-Advisor since October 2018. Before joining the Sub-Advisor, he was the co-manager of the Salient Dividend Signal Strategy® portfolios. Previously, he was a portfolio manager and analyst for Berkeley Capital Management. In 2008, Forward Management acquired Berkeley, and subsequently in 2015, Salient acquired Forward. Before joining Berkeley in 2001, Randall was a portfolio manager at London Pacific Advisors, specializing in small and mid-cap domestic equities. He has worked as a computer programmer and as a lobbyist aid in California state government. He is a CFA® charterholder and holds a Bachelor of Arts from the University of California, Davis as well as an MBA from Thunderbird, the American Graduate School of Global Management.

Shareholder Information Pricing of Fund Shares

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is based on the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Asset Value = (Total Assets - Liabilities) / Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The New York Stock Exchange is generally open every day other than weekends and holidays. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund's Transfer Agent, Mutual Shareholder Services, LLC. To be in proper form, the purchase order must be complete and contain all the information necessary for the Transfer Agent to process your order. If you purchase shares directly from the Fund, your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day's NAV. The Fund's assets generally are valued at their market value. If market prices are not available or, in the opinion of Fund management including as informed by the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Advisor may value the Fund's assets at their fair value according to policies approved by the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the

Advisor may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders. The Fund may use pricing services to determine market value.

How to Purchase Shares

Purchases Through Financial Intermediaries

You may make initial and subsequent purchases of shares of the Fund through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. Before investing in the Fund through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described in this prospectus. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions.

When shares are purchased this way, the financial intermediary may:

  charge a fee for its services;
  act as the shareholder of record of the shares;
  set different minimum initial and additional investment requirements;
  impose other charges and restrictions;
  designate intermediaries to accept purchase and sale orders on a Fund's behalf; or
  impose an earlier cut-off time for purchase and redemption requests.

The Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. Eastern Time. These orders will be priced based on the Fund's NAV, plus any applicable sales charge, next computed after such order is received by the financial intermediary. It is the responsibility of the financial intermediary to transmit properly completed purchase orders to the Fund in a timely manner. Any change in price due to the failure of the Fund to timely receive an order must be settled between the investor and the financial intermediary placing the order.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Fund. Certain intermediaries may receive compensation from the Advisor, Sub-Advisor or their affiliates.

Fund Direct Purchases

You may also purchase shares directly through the Fund's transfer agent. Your purchase order will be priced based on the Fund's NAV, plus any applicable sales charge, next computed after your order is received by the Fund. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application). To request an application, call toll-free 1-888-247-3841. Your initial investment minimum can be found in the table below. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

Customer Identification Program

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Rule 12b-1 Fees

The Fund has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. These fees are called "Rule 12b-1 fees." Rule 12b-1 fees are paid by the Fund to the Fund's distributor as compensation for its services and expenses in connection with the distribution shares of the Fund. The Fund's distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, for any distribution, promotional or shareholder support services. The Fund pays an annual Rule 12b-1 fee equal to 0.15% of its average daily net assets. Up to 0.15% of the 12b-1 fee may be used as a shareholder servicing fee. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Fund may pay Rule 12b-1 fees of up to 0.25%. However, these fees will not increase for at least one year and the Fund has no present intention to increase these fees. Shareholders will be given advanced notice of any increase.

Additional Compensation to Financial Intermediaries

The Advisor, the Sub-Advisor, and each of their affiliates may each, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Fund. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

Minimum Investments

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100*
IRA Account	$1,000	$100
Qualified Retirement Plans	N/A	N/A

*An Automatic Investment Plan requires a $100 minimum automatic monthly investment.

The Fund does not impose a minimum purchase requirement for qualified retirement plans, however, your financial intermediary, selling broker-dealer, plan administrator or third-party record keeper may impose minimum investment requirements.

The Fund reserves the right to change the amount of these minimums from time to time. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any fees imposed by your bank and any losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

• Individual or Joint Ownership

Individual accounts are owned by one person. Joint accounts have two or more owners.

• A Gift or Transfer to Minor (UGMA or UTMA)

A UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor's social security number on the application.

• Trust

An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

• Business Accounts

Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partnership.

• IRA Accounts

See "Tax-Deferred Plans”.

Instructions for Opening and Adding to an Account

TO OPEN AN ACCOUNT

By Mail

Complete and sign the Shareholder Application or an IRA Application

Make your check payable to the Fund

• For IRA accounts, please specify the year for which the contribution is made.

Mail the application and check to:

Fund Name
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

TO ADD TO AN ACCOUNT

By Mail

Complete the investment slip that is included with your account statement, and write your account number on your check. If you no longer have your investment slip, please reference your name, account number, and address on your check.

Mail the slip and the check to:

Advisors Capital International ETF Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

TO OPEN AN ACCOUNT

By Wire

Call 1-888-247-3841 for instructions and to obtain an investor account number or an IRA account number prior to wiring to the Fund.

TO ADD TO AN ACCOUNT

By Wire

Call 1-888-247-3841 for instructions.

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Fund and its transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Fund nor the transfer agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where the Fund's transfer agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the transfer agent shall be liable for any losses which may occur because of delay in implementing a transaction.

If you purchase your initial shares by wire, the transfer agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions as set forth on the previous page. The transfer agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the transfer agent receives your wired funds and all required information is provided in the wire instructions. If the wire is not received by 4:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to defer income taxes due on your investment income and capital gains. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include the retirement plans described below. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

If you hold a tax-deferred account through the Fund’s custodian you will be charged an annual account maintenance fee for each tax-deferred account you have with the Fund. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Types of Tax-Deferred Accounts

• Traditional IRA

An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

• Roth IRA

An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

• Spousal IRA

An IRA funded by a working spouse in the name of a non-earning spouse.

• SEP-IRA

An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

• Keogh or Profit Sharing Plans

These plans allow corporations, partnerships and individuals who are self-employed to make tax-deductible contributions for each person covered by the plans.

• 403(b) Plans

An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

• 401(k) Plans

Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Fund from your bank or savings account. Your initial investment minimum is $1,000 if you select this option. Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable shareholders to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Fund.

FOR INVESTING

Automatic Investment Plan

For making automatic investments from a designated bank account.

Payroll Direct Deposit Plan

For making automatic investments from your payroll check.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

Instructions For Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the transfer agent. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to 15 calendar days. This procedure is intended to protect the Fund and shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balanced will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

The Fund typically expects that it will take up to seven days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer, except as may be noted above. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

TO SELL SHARES

By Mail

Write a letter of instruction that includes:

  The names(s) and signature(s) of all account owners.
  Your account number.
  The dollar or share amount you want to sell.
  Where to send the proceeds.
  If redeeming from your IRA, please note applicable withholding requirements.
  Obtain a signature guarantee or other documentation, if required.

Mail your request to:

Advisors Capital International ETF Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

By overnight courier, send to:

Advisors Capital International ETF Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

By Telephone

  You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate section of the account application that you decline this option. Otherwise, you may redeem Fund shares by calling 1-888-247-3841. Redemption proceeds will only be mailed to your address of record.
  You may only redeem a maximum of $25,000 per day by telephone.
  You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.
  Unless you decline telephone privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S.1-888-247-3841.

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Fund from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

  If you change ownership on your account.
  If you request the redemption proceeds to be sent to a different address than that registered on the account.
  If a change of address request has been received by the Transfer Agent within the last 15 days.
  If you wish to redeem $25,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Fund reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-888-247-3841.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trusts, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-888-247-3841 to determine what additional documents are required.

Address Changes

To change the address on your account, call the transfer agent at 1-888-247-3841 or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the transfer agent at 1-888-247-3841 to determine what additional documents are required.

Redemption Initiated by the Fund

Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your regular account balance falls below $2,500. After your regular account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your regular account to the minimum amount within 60 days. If your regular account balance is still below $2,500 after 60 days, the Fund may close your regular account and send you the proceeds. This minimum balance requirement does not apply to accounts using automatic investment plans, to IRAs, and to other tax-sheltered investment accounts. The right of redemption by the Fund will not apply if the value of your regular account balance falls below $2,500 because of market performance. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.

Shareholder Communications

Account Statements

Every quarter, shareholders of the Fund will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports known as tailored shareholder reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each tailored shareholder report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

Dividends and Distributions

The Fund intends to pay distributions on an annual basis. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash. Dividends and distributions are automatically reinvested in the Fund, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the transfer agent at 1-888-247-3841 or send a written notification to:

Advisors Capital International ETF Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

Cybersecurity Risk

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in financial losses; interference with the Fund's ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, Sub-Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by the Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of the Fund are taxable events which you may realize as a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

The Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax may be imposed on distributions you receive from the Fund and on gains from selling, redeeming or exchanging your shares.

Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Fund.

Other Fund Service Providers

Distributor
Arbor Court Capital, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Investment Advisor
AC Funds LLC

Sub-Advisor
Advisors Capital Management, LLC

Legal Counsel
Thompson Hine LLP

Transfer Agent
Mutual Shareholder Services, LLC

PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following non-public personal information about you:

• Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

• Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Where to Go For Information

For shareholder inquiries, please call toll-free in the U.S. at 1-888-247-3841. You will also find more information about the Fund on our website at www.advisorscapitalfunds.com or in the following documents:

Statement of Additional Information

The Statement of Additional Information is on file with the Securities and Exchange Commission (“SEC”), contains additional and more detailed information about the Fund and is incorporated into this Prospectus by reference. The Fund publishes Tailored Shareholder Reports (brief annual and semiannual reports) that contain additional information about the Fund’s investments. In the Fund’s annual Tailored Shareholder Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may obtain the SAI and other annual and semi-annual financial statement reports without charge by contacting the Fund at 1-888-247-3841 or on our Internet site at: www.advisorscapitalfunds.com. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Tailored Shareholder Reports and other information about the Fund is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Neiman Funds SEC file number 811-21290

Advisors Capital Funds

ADVISORS CAPITAL INTERNATIONAL ETF FUND

Ticker ACIEX

STATEMENT OF ADDITIONAL INFORMATION

May 11, 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Advisors Capital Funds dated May 11, 2026. A free copy of the Prospectus or Annual Report can be obtained by writing the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 or by calling 1-888-247-3841.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND THE FUND	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	1
INVESTMENT LIMITATIONS	15
THE INVESTMENT ADVISOR	16
THE INVESTMENT SUB-ADVISOR	17
THE PORTFOLIO MANAGERS	18
PORTFOLIO MANAGER COMPENSATION	19
TRUSTEES AND OFFICERS	19
BOARD INTEREST IN THE FUND	22
COMPENSATION	23
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	23
AUDIT COMMITTEE	23
PORTFOLIO TRANSACTIONS AND BROKERAGE	23
ADDITIONAL TAX INFORMATION	24
PRICING OF FUND SHARES	25
DISTRIBUTION PLAN	26
PURCHASES AND SALES THROUGH BROKER DEALERS	27
ANTI-MONEY LAUNDERING PROGRAM	27
CUSTODIAN	28
FUND SERVICES	28
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	28
DISTRIBUTOR	28
DISCLOSURE OF PORTFOLIO HOLDINGS	29
FINANCIAL STATEMENTS	30
PROXY VOTING STATEMENT	30

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DESCRIPTION OF THE TRUST AND THE FUND

The Advisors Capital Funds (the “Funds”) are series of Neiman Funds (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 3, 2003 (the “Trust Agreement”) currently consisting of eight series. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment advisor to the Funds is AC Funds, LLC (the “Advisor”). The sub-advisor to the Funds is Advisors Capital Management, LLC (the “Sub-Advisor”). The Advisors Capital International ETF Fund is a diversified fund.

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and redemption of shares of the Fund, see "Purchase and Sale of Fund Shares" in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Pricing of Fund Shares" in the Fund’s Prospectus and "Pricing of Fund Shares" in this SAI.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a discussion of some of the investments the Fund may make and some of the techniques they may use.

A. Equity Securities. The Fund may invest in equity securities such as common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Equity securities also include exchange traded funds (“ETFs”).    To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, a Fund may invest in new exchange traded shares as they become available. When a Fund invests in ETFs or other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company.

Many ETFs are organized as investment companies under the Investment Company Act of 1940, as amended. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, a Fund's shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

Section 12(d)(1)(A) of the 1940 Act provides that a fund may not purchase or otherwise acquire the securities of other investment companies if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets. These limitations are subject to

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certain statutory and regulatory exemptions including recently adopted Rule 12d1-4. Rule 12d1-4, which became effective on January 19, 2021, permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, the rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, the rule imposes certain voting requirements when a fund’s ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10 percent of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit the Fund’s ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit the Fund’s flexibility with respect to making investments in those unaffiliated investment companies. The Fund has adopted policies and procedures designed to comply with the requirements of Rule 12d1-4 and the Fund intends to follow such policies and procedures when investing in other investment companies.

B. Foreign Securities. The Fund may invest in foreign equity securities including American Depositary Receipts (“ADRs”). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities.

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Advisor will be able to anticipate or counter these potential events and their impact on a Fund’s share price.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

C. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, a Fund must borrow the security in order to deliver it to the buyer. A Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize

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a profit if the security declines in price between those dates. Any potential gain is limited to the price at which a Fund sold the security short, and any potential loss is unlimited in size.

In connection with its short sales, a Fund will be required to maintain a segregated account with the Fund’s custodian of cash or high grade liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

D. Securities Lending. The Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor or Sub-Advisor. Furthermore, they will only be made if, in the judgment of the Advisor or Sub-Advisor, the consideration to be earned from such loans would justify the risk.

The Advisor and Sub-Advisor each understands that it is the current view of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, U.S. Government securities, or letter of credit from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

E. In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund may invest up to 15% of its net assets in “illiquid investments.” For these purposes, “illiquid investments” are investments that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

The Fund must classify each portfolio investment at least monthly into one of four liquidity categories (highly liquid, moderately liquid, less liquid and illiquid), which are defined pursuant to the Liquidity Rule. Such classification is to be made using information obtained after reasonable inquiry and taking into account relevant market, trading and investment-specific considerations. Moreover, in making such classification determinations, the Fund determines whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund takes this determination into account when classifying the liquidity of that investment. The Fund may be assisted in classification determinations by one or more third-party service providers. Investments classified according to this process as “illiquid investments” are those subject to the 15% limit on illiquid investments.

F. U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

G. Corporate Debt Securities. Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor and Sub-Advisor consider corporate debt securities to be of investment grade quality if they are rated BBB- or higher by S&P

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or Baa3 or higher by Moody's, or if unrated, determined by the Advisor or Sub-Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

H. Fixed Income Securities. Fixed income securities, include when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that a Fund’s investments in fixed income securities may fall when interest rates rise. The Fund may also invest in ETFs that hold fixed income securities.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities is subject to greater volatility and is generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

I. Financial Services Industry Obligations. The Fund may invest in each of the following obligations of the financial services industry:

(1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

(2) Time Deposits.    Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

(3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

J. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor and/or Sub-Advisor monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

K. Borrowing. The Fund is permitted to borrow money up to one-third of the value of its total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because a Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

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L. Options Transactions. The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, may hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund may segregate with the custodian liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

M. Real Estate Investment Trusts. The Fund may invest in the securities of real estate investment trusts (“REITs”). REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those that invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Unlike corporations, REITs do not pay income taxes if they meet certain IRS requirements. Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Like any investment in real estate, though, a REIT’s performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

N. Master Limited Partnerships. The Fund may invest in Master Limited Partnerships (“MLPs”) which are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs generally have two classes of owners, the general partner and limited partners. The general partner typically controls the operations and management of the

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MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units, and have a limited role in the partnership’s operations and management.

MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

O. Publicly Traded Partnerships. The Fund may invest in publicly traded partnerships ("PTPs"). PTPs are limited partnerships the interests in which (known as "units") are traded on public exchanges, just like corporate stock. PTPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called master limited partnerships and public limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a PTP, he or she becomes a limited partner. PTPs are formed in several ways. A non-traded partnership may decide to go public. Several non-traded partnerships may "roll up" into a single PTP. A corporation may spin off a group of assets or part of its business into a PTP of which it is the general partner, either to realize what it believes to be the assets' full value or as an alternative to issuing debt. A corporation may fully convert to a PTP, although since 1986 the tax consequences have made this an unappealing for a newly formed company may operate as a PTP from its inception.

There are different types of risks to investing in PTPs including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change PTP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, PTPs which charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect a PTP's revenue stream negatively. PTPs also carry some interest rate risks. During increases in interest rates, PTPs or MLPs may not produce desired returns to shareholders.

P. Income Trusts. The Fund may invest in income trusts which are investment trusts that hold assets that are income producing. The income is passed on to the "unitholders." Each income trust has an operating risk based on its underlying business. The term may also be used to designate a legal entity, capital structure and ownership vehicle for certain assets or businesses. Shares or "trust units" are traded on securities exchanges just like stocks. Income is passed on to the investors, called unitholders, through monthly or quarterly distributions. Historically, distributions have typically been higher than dividends on common stocks. The unitholders are the beneficiaries of a trust, and their units represent their right to participate in the income and capital of the trust. Income trusts generally invest funds in assets that provide a return to the trust and its beneficiaries based on the cash flows of an underlying business. This return is often achieved through the acquisition by the trust of equity and debt instruments, royalty interests or real properties. The trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Each income trust has an operating risk based on its underlying business; and, typically, the higher the yield, the higher the risk. They also have additional risk factors, including, but not limited to, poorer access to debt markets. Similar to a dividend paying stock, income trusts do not guarantee minimum distributions or even return of capital. If the business starts to lose money, the trust can reduce or even eliminate distributions; this is usually accompanied by sharp losses in a unit's market value. Since the yield is one of the main attractions of income trusts, there is the risk that trust units will decline in value if interest rates offering in competing markets, such as in the cash/treasury market, increase. Interest rate risk is also present within the trusts themselves because they hold very long term capital assets (e.g. pipelines, power plants, etc.), and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset, and the life of the financing associated with it. In an increasing interest rate environment, not only does the attractiveness of trust distributions decrease, but quite possibly, the distributions may themselves decrease, leading to a double whammy of both declining yield and substantial loss of unitholder value. Because most income is passed on to unitholders, rather than reinvested in the

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business, in some cases, a trust can become a wasting asset unless more equity is issued. Because many income trusts pay out more than their net income, the unitholder equity (capital) may decline over time. To the extent that the value of the trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trusts. Generally, income trusts also carry the same risks as dividend paying stocks that are traded on stock markets.

Q. Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators. Traditionally, residential mortgage-backed securities have been issued by governmental agencies such as the Ginnie Mae, Fannie Mae and Freddie Mac. Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected. The types of residential mortgage-backed securities in which the Fund may invest may include the following:

Guaranteed Mortgage Pass-Through Securities. The Fund may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by the U.S. government and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which the Fund will invest are those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private Pass-Throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, such securities generally are structured with one or more types of credit enhancement.

Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or Private Pass-Throughs (such collateral collectively hereinafter referred to as "Mortgage Assets").

Multi-class pass-through securities are equity interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be sponsored by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Under current law, every newly created CMO issuer must elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit. In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure,

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payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. The Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its payments of a specified amount of principal on each payment date.

Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. The Ginnie Mae Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four family housing units.

Fannie Mae Certificates. Fannie Mae is a federally-chartered and privately-owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder-owned and privately-managed corporation by legislation enacted in 1968. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate entitles the registered holder thereof to receive amounts representing such holder's pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. government. In order to meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects. On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA

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announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the U.S. government created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not generally guarantee the timely payment of scheduled principal. Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for acceleration of payment of principal. The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government. Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Federal Home Loan Bank Securities. The Federal Home Loan Bank system ("FHLB") was created in 1932 pursuant to the Federal Home Loan Bank Act. The FHLB was created to support residential mortgage lending and community investment. The FHLB consists of 12 member banks which are owned by over 8,000 member community financial institutions. The FHLB provides liquidity for housing finance and community development by making direct loans to these community financial institutions, and through two FHLB mortgage programs, which help expand home ownership by giving lenders an alternative option for mortgage funding. Each member financial institution (typically a bank or savings and loan) is a shareholder in one or more of 12 regional FHLB banks, which are privately capitalized, separate corporate entities. Federal oversight, in conjunction with normal bank regulation and shareholder vigilance, assures that the 12 regional Banks will remain conservatively managed and well capitalized. The FHLB banks are among the largest providers of mortgage credit in the U.S. The FHLB is also one of the world's largest private issuers of fixed-income debt securities, and the Office of Finance serves as the FHLB's central debt issuance facility. Debt is issued in the global capital markets and the Fund is channeled to member financial institutions to fund mortgages, community development, and affordable housing. Securities issued by the FHLB are not obligations of the U.S. government and are not guaranteed by the U. S. government. The FHLB may issue either bonds or discount notes. The securities, issued pursuant to the Act, are joint and several unsecured general obligations of the FHLB banks. The bonds or discount notes will not limit other indebtedness that the FHLB banks may incur and they will not contain any financial or similar restrictions on the FHLB banks or any restrictions on their ability to secure other indebtedness. Under the Federal Home Loan Bank Act, the FHLB banks may incur other indebtedness such as secured joint and several obligations of the FHLB banks and unsecured joint and several obligations of the FHL Banks, as well as obligations of individual FHLB banks (although current Federal Housing Finance Board rules prohibit their issuance).

R. Municipal Securities. The Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Although the interest earned on many municipal securities is exempt from federal income tax, the Fund may invest in taxable municipal securities. Municipal securities share the attributes of a debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the

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credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor). Under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

S. Swap Agreements. The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. The Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where a Fund owns or has exposure to the issuer or group of issuers) and may use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's or group of issuers default.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian. The Fund will also establish and maintain such accounts with respect to total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Advisor or Sub-Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

The Fund may enter into a swap agreement in circumstances where the Advisor or Sub-Advisor believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.

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T. Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Fund and Underlying Funds (as defined below) may invest in futures contracts only to the extent it could invest in the underlying instrument directly. Generally, the Fund may use futures as a substitute for an underlying or reference asset or index or as a hedge. This means that a purpose in entering into futures contracts is to protect a Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security or reference asset or index. For example, if a Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against a Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If a Fund owns Treasury bonds and the portfolio managers expect interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as a Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of a Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, a Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions.

Liquidity Risk. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions also could be impaired.

Risk of Loss. Although a Fund may believe that the use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the Advisor's or Sub-Advisor's investment judgment proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a

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time when the sales are disadvantageous to a Fund. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities, which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Margin Requirements. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits: Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded; and are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust's custodian.

Liquidity Impact of Margin and Segregation Requirements. Although a Fund may segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

Cover for Futures Contracts. Transactions involving futures contracts expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either: (1) an offsetting (“covered”) position in other futures contracts; or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund may enter into agreements with broker-dealers, which require the broker-dealers to accept physical settlement for certain futures contracts.

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U. Forward Contracts. The Fund may use forward contracts to achieve substantially similar strategies as those executed using futures contracts. A forward contract is an obligation to purchase or sell an asset at a future date at a price agreed upon by the parties. A Fund may either accept or make delivery of the asset at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may engage in forward contracts for hedging or investment purposes. Forward contracts are not traded on regulated exchanges and incur the risk of default by the counter party to the transaction.

V. Closed-End Investment Companies. The Fund may invest in closed-end investment companies. Shares of closed-end fund are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end fund cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end fund in the secondary market. The Fund generally will purchase shares of closed-end fund only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor or Sub-Advisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end fund, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end fund, as well as to the fact that the shares of closed-end fund are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value. The Fund may invest in shares of closed-end fund that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end fund, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Closed-end fund may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

W. Asset-Backed Securities and Collateralized Debt Obligations. The Fund may invest in asset-backed securities and collateralized debt obligations ("CDOs"). Asset-backed securities and CDOs are created by the grouping of certain governmental, government related and private loans, receivables and other non-mortgage lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches are entitled to receive regular installments of principal and interest, other tranches are entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches are only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

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Investors in asset-backed securities and CDOs bear the credit risk of the assets/collateral. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated by Moody’s Investors Service, Inc. (“Moody’s”), with the former receiving ratings of A- to AAA and the latter receiving ratings of B- to BBB+. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranch is afforded by tranches that are subordinate to it. Because the loans held in the pool often may be prepaid without penalty or premium, asset-backed securities and CDOs can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to a Fund to the extent that the prepaid securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders. The credit characteristics of asset-backed securities and CDOs also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities and CDOs depends primarily upon the credit quality of the assets/collateral underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

X. Commercial Mortgage-Backed Securities (“CMBS”). CMBS are a type of mortgage-backed security that is secured by a single commercial mortgage loan or a pool of commercial real estate loans. Like all mortgage-backed securities, CMBS are subject to all of the risks of the underlying mortgage loans. Because they are not standardized, CMBS can be difficult to value. Commercial real estate loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. Commercial Loans backed by income producing properties including multifamily, retail, office, hotel, industrial, self-storage and mixed-use properties. Loans typically have loan-to-value ratios (“LTVs”) less than 70% and debt service coverage ratios (“DSCRs”) in excess of 1.25x and are first lien mortgages. B-Notes are junior portions of first mortgages that typically have LTVs in excess of 70% and DSCRs less than 1.25x. Mezzanine loans are secured by the borrower’s interest and typically have LTV’s in excess of 70% and DSCRs less than 1.25x. Non-performing Loans are loans where the borrower has failed to make mortgage payments typically in excess of 90 days and are in special servicing. Investment grade CMBS carry investment grade ratings, i.e. in excess of BBB-, and have greater credit support or protection against losses relative to below investment grade CMBS that have ratings of BB+ and below. To the extent the loans backing CMBS deals become delinquent the ability for the special servicer to mitigate loss severity in concert with the amount of credit support afforded the bonds will govern bond credit performance. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. Commercial loan risks include failure of the borrower to be able to make debt service payments due to a decline in net operating income or the inability for the property to refinance at its maturity date, typically due to rising capitalization rates and / or a combination of declining net operating income and increasing capitalization rates. Whole loans have the most conservative underwriting parameters and therefore typically exhibit lower risk relative to B-Notes, Mezzanine loans and Non-performing loans which carry higher leverage, lower debt service coverage and may not be the most senior outstanding debt. If the net operating income of the property is reduced, the borrower's ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expenses or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, and changes in governmental rules, regulations and fiscal policies, including environmental legislation, natural disasters, terrorism, social unrest and civil disturbances.

The Fund may have investments in below-investment grade CMBS securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, a Fund would experience a reduction in its income, a decline in the market value of the securities affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional

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financing. The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investments in certain distressed securities. Therefore, to the extent a Fund seeks investment returns through such securities, the Fund’s ability to achieve current income for its stockholders may be diminished. A Fund also is subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation).

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e, they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the SAI, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of a Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; (c) by purchasing non-publicly offered debt securities or loan participations, or (d) enter into transactions where each loan is represented by a note executed by the borrower. For purposes of this

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limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. The Fund will look through underlying fund (e.g. ETFs) to measure industry concentration.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

THE INVESTMENT ADVISOR

The Advisor is AC Funds, LLC located at 10 Wilsey Square, Suite 200, Ridgewood, NJ 07450. The Advisor is recently formed and has no clients other than the Funds. The Sub-Advisor (as defined below) is deemed to be an affiliate of the Advisor because it owns at least five percent of the Advisor’s voting interests.

Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. The Advisor, directly or through a sub-adviser, determines securities to be purchased for the respective Fund, the portfolio securities to be held or sold by the respective Fund and the portion of the respective Fund’s assets to be held uninvested, subject always to the Fund’s investment objectives, policies and restrictions. The investment advisor also pays all operating expenses of the Fund, with the exception of Rule 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any), taxes and extraordinary expenses. Under the Management Agreement, the investment advisor is paid a per-Fund fee equal to an annual fee of 1.62% of the Fund's average daily net assets. The Management Agreement remains in force for an initial two-year period, and from year to year thereafter, subject to annual approval by: (i) the Board of Trustees; or (ii) a vote of a majority of the outstanding voting securities of the respective Fund, provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of you or the

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Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Management Agreement may, on sixty (60) days written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Board of Trustees, by a vote of a majority of the outstanding voting securities of the respective Fund. The Management Agreement shall automatically terminate in the event of its assignment. Under the Management Agreement the Advisor (and its directors, officers, employees, shareholders, agents, control persons or affiliates) shall not be liable for damages, expenses or losses of the Fund unless caused by willful misfeasance, bad faith, gross negligence, or reason of reckless disregard on the part of any such persons in the performance duties under this Management Agreement.

The Advisor retains the right to use the names “Advisors Capital International ETF Fund” or any derivative thereof in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the names “Advisors Capital International ETF Fund” or any derivative thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement between the Trust and AC Funds, LLC will be available in the Fund’s first semi-annual or annual report to shareholders.

THE INVESTMENT SUB-ADVISOR

Advisors Capital Management, LLC (the "Sub-Advisor") serves as the Sub-Advisor of the Fund pursuant to an Investment Sub-Advisory Agreement (“S-A Agreement”). Advisors Capital Management, LLC makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. The Sub-Advisor was organized in Delaware and its address is 10 Wilsey Square, Suite 200, Ridgewood, NJ 07450. As full compensation for all services rendered, AC Funds, LLC pays the Sub-Advisor compensation at a rate equal to an annual fee of 1.00% of the Fund's average daily net assets up to $25 million, 1.25% of the Fund's average daily net assets over $25 million and up to $2,000 million, and 1.20% of the Fund's average daily net assets in excess of $2,000 million. . The Sub-Adviser is deemed to be controlled by Charles Lieberman, Chief Investment Officer of the Sub-Advisor, because he indirectly owns a majority of its voting interests. The S-A Agreement remains in force for an initial two-year period, and from year to year thereafter, subject to annual approval by: (i) the Board of Trustees; or (ii) a vote of a majority of the outstanding voting securities of the respective Fund, provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of you or the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The S-A Agreement may, on sixty (60) days written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Advisor, Board of Trustees, or by a vote of a majority of the outstanding voting securities of the respective Fund. The S-A Agreement shall automatically terminate in the event of its assignment. Under the S-A Agreement, the Sub-Advisor shall not be liable to the Advisor or respective Fund for losses of the Fund unless caused by willful misfeasance, bad faith, gross negligence, or reason of reckless disregard on the part of the Sub-Advisor in the performance duties under the S-A Agreement.

A discussion regarding the basis of the Board of Trustees' approval of the S-A Agreement between the Advisor and Sub-Advisor will be available in the Fund’s first semi-annual or annual report.

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THE PORTFOLIO MANAGERS

Kevin Strauss, CFA®, David L. Ruff, CFA®, and Randall T. Coleman, CFA® (the “Portfolio Managers”) are the portfolio managers responsible for the day-to-day management of the Fund.

The following table lists the number and types of accounts (other than the Advisors Capital International ETF Fund) managed by each of the Portfolio Managers. The Portfolio Managers also manage separate accounts for individuals, trusts, corporations, partnerships and retirement plans. The following provides information regarding other accounts managed by the Portfolio Managers as of March 31, 2026:

Randall T. Coleman, CFA®

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$160.2 Million	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	552	$428.6 Million	0	0

David L. Ruff, CFA®

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$160.2 Million	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	552	$428.6 Million	0	0

Kevin Strauss, CFA®

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	4	$901.4 Million	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	10,352	$8,914.7 million	0	0

As indicated in the table above, each of the Portfolio Managers manage multiple client accounts. Each of the Portfolio Managers provides services to private clients (separately managed accounts) and institutional accounts. These accounts may include portfolios of investments substantially identical to the Advisors Capital Funds, which could create a certain conflict of interest. As the Advisors Capital Funds and any separate accounts managed similarly to the Advisors Capital Funds will be managed concurrently, all portfolio transactions are implemented according the Sub-Advisor’s trade allocation procedures and side-by-side policies. These procedures, among other things, insure

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 that all trades allocated to advisory clients (including the Fund) fulfill the Sub-Advisor’s fiduciary duty to each client and otherwise allocate securities on a basis that is fair and nondiscriminatory. Such procedures are generally applied in numerous instances, including, among other things, block and bunched trades. In determining a fair allocation, the Sub-Advisor may take into account a number of factors, including among other things, the Sub-Advisor’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s portfolio, cash available for investment suitability, as well as each client’s investment objectives.

PORTFOLIO MANAGER COMPENSATION

The Portfolio Managers receive a base salary as well as a discretionary bonus. Bonuses are based on a discretionary evaluation of performance over 1 year, 3 years, and 5 years. Performance is not directly linked to the returns of a Fund versus an index. The majority of the bonus compensation is weighted towards 3 and 5 years to incentivize the Portfolio Managers to think longer-term. Bonuses are performance-based; based on both the Sub-Advisor's and individual performance. The Portfolio Managers may also receive equity of the Sub-Advisor at a discount if they have been with the Sub-Advisor for 5-10 years and demonstrate strong performance. David Ruff and Kevin Strauss are also partners of the Sub-Advisor and therefore receive a share of the Sub-Advisor’s profits based upon their percentage of ownership of the Sub-Advisor. The Portfolio Managers receive health insurance and retirement plan compensation that is more favorable than some other employees of the Sub-Adviser.

Because the Fund is newly organized, the Portfolio Managers had no beneficial ownership of Fund shares as of the date of this SAI.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust, unless the Trustee dies, resigns, retires or is removed. The Board has engaged Neiman Funds Management LLC as “Administrative Service Consultant” to manage and/or administer the Trust and is responsible for overseeing the service providers to the Trust and the Fund. The Board is currently composed of five Trustees, including two Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has established an Audit Committee comprised entirely of Trustees who are Independent Trustees. The Audit Committee is generally responsible for (i) overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process, (ii) selecting and recommending to the full Board of Trustees the appointment of auditors for the Trust, (iii) reviewing audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed; (iv) reviewing the qualifications of the auditor's key personnel involved in the foregoing activities and (v) monitoring the auditor's independence.

The Trust does not have a “lead” independent trustee. The use of an interested Chairman balanced by an independent Audit Committee allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions. Considering the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairman balanced by an independent Audit Committee Lead Independent Trustee is the appropriate leadership structure for the Board of Trustees

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the Fund’s Chief Compliance Officer, investment advisor and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Fund; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio management team to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment adviser, administrator, transfer agent, the custodian and the

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independent registered public accounting firm, to discuss the activities of the Fund; (5) engaging the services of the Chief Compliance Officer of the Fund to test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. The characteristics that have led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

Michael Lomas. Mr. Lomas has worked in the investment management industry since 1997 as, among other things, the founder and president of an investment advisory firm and the registered representative of a broker-dealer. Like Mr. Neiman, Mr. Lomas brings operational and investment management knowledge to the Board of Trustees, as well as marketing, strategic planning and budgeting skills.

Robert Boerner. Mr. Boerner has served as a Trustee since November 14, 2023. He has been a licensed real estate broker for over 20 years and also has experience as a licensed mortgage lender. Mr. Boerner has extensive experience representing residential buyers and sellers and strong ability to understand complex financial and financing aspects of transactions. The Board of Trustees believes his experience with the complexities of the highly-regulated aspects of real estate, mortgage lending and sales translate well to the highly-regulated environment under which mutual funds must operate. He also has experience as a board member of two other mutual fund families. Consequently, he has experience overseeing layers of regulatory conditions under which mutual funds and an entity must operate which parallels the operations of mutual funds.

Darla Clark. Ms. Clark has served as a Trustee since the Trust’s inception in 2003. Ms. Clark’s business and banking background provides the Audit Committee with the skills to analyze financial reports and the Board with the knowledge and expertise to determine the strategic direction of the Fund.

Suzanne Cowan Dimeff. Ms. Dimeff has served as a Trustee since the Trust’s inception in 2003. Ms. Dimeff is an attorney with a litigation practice. Her strategic planning, organizational and leadership skills help the Board and Audit Committee set long-term goals for the Fund and establish processes for overseeing Trust policies and procedures.

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The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Interested Trustees and Officers

Name, Address (1), and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee During Past 5 Years
Daniel Neiman (2), Year of birth: 1977		Indefinite Term Since 2003 (Chief Compliance Officer Since 2004, President Since 2019)	Neiman Funds Management LLC, Portfolio Manager (2009-Present). Independent Solutions Wealth Management, LLC, Chief Investment Officer (2015-Present); Chief Financial Officer (2012-Present).	NA	NA
Michael Lomas (2) Year of Birth: 1974	Trustee	Indefinite Term Since 2009	Peak Brokerage Services, LLC, Division Manager and Registered Representative (2015-current) NEXT Financial Group, Division Manager and Registered Representative (2000-2015); Financials Guys LLC, Co-owner/Co-founder (2000-Present); Independent Solutions Wealth Management, LLC, President (2007-Present). Neiman Funds Management LLC, Business Development (2009-Present).	8	None

(1) The address of each trustee and officer is c/o Neiman Funds, 305 Spindrift Drive, Williamsville, NY 14221.

(2) Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with an investment adviser to one of the funds in the Trust.

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The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees

Name, Address (3), and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee During Past 5 Years
Robert Boerner Year of Birth: 1969	Independent Trustee	Indefinite Term Since 2023	Owner/Broker of Gecko Realty (2008 to current)		PFS Funds, Blue Chip Investor Funds
Darla Clark, Year of Birth: 1950	Independent Trustee	Indefinite Term Since 2003	Bank Officer, Senior Vice President of Pacific Premier Bank Inc. (2001-2020).	8	None
Suzanne Cowan Dimeff, Year of Birth: 1953	Independent Trustee	Indefinite Term Since 2003	Attorney at Dimeff Law Offices, Tax & Estate Planning Attorney (2000-Present).	8	None

(3) The address of each trustee is c/o Neiman Funds, 305 Spindrift Drive, Williamsville, NY 14221.

BOARD INTEREST IN THE FUNDS

As of December 31, 2025, the Trustees owned the following amounts in the Funds:

Name of Trustee	Dollar Range of Securities in the Advisors Capital International ETF Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies (1)
Michael Lomas	None	over $100,000
Darla Clark	None	None
Suzanne Cowan Dimeff	None	None
Robert Boerner	None	None

(1)The “Family of Investment Companies” and “Fund Complex” includes the funds of the Trust.

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COMPENSATION

Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees. Officers and Trustees of the Trust who are deemed “interested persons” of the Trust receive no compensation from the funds. The following table provides information regarding Trustee compensation for the fiscal year ended September 30, 2025.

Name	Aggregate Compensation from the Advisors Capital International ETF Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex(1)
Michael Lomas	None	None	None	None
Darla Clark	None	None	None	$11,500
Suzanne Cowan Dimeff	None	None	None	$11,500
Robert Boerner	None	None	None	$11,500

(1) The “Family of Investment Companies” and “Fund Complex” includes the includes the funds of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the Management Agreement with the Advisor. As of the date of this SAI, the Fund had no principal shareholders or control persons.

AUDIT COMMITTEE

The Board of Trustees has an Audit Committee, which is comprised of the independent members of the Board of Trustees, Robert Boerner, Darla Clark and Suzanne Cowan Dimeff. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and financial reporting process. The Audit Committee selects and recommends to the full Board of Trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed. It reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. During the fiscal year ended September 30, 2025, the Audit Committee met four times.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Sub-Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Sub-Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Sub-Advisor may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Sub-Advisor may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Sub-Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage

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and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Sub-Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Sub-Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Sub-Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Sub-Advisor that the review and study of the research and other information will not reduce the overall cost to the Sub-Advisor of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund may direct trades to certain brokers.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Sub-Advisor's clients seek to purchase or sell the same security at or about the same time, the Sub-Advisor may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Sub-Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Sub-Advisor believes an adjustment is reasonable.

The Trust, the Distributor, and the Advisor, and the Sub-Advisor have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

The portfolio turnover rate for the Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enables the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve it respective investment objectives.

ADDITIONAL TAX INFORMATION

The Fund has qualified and intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve a Fund of liability for federal income taxes. The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. Below is a summary of some important tax issues that affect the Fund and their shareholders. This summary is based on current tax laws, which may change. The dividends and distributions that shareholders receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions received from a Fund may be taxable whether or not shareholders reinvest them.

Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. To the extent that underlying income

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of a Fund consists of qualified dividend income, income distributions received by individual shareholders of the Fund may be subject to federal income tax at the individual shareholder's applicable tax rate for long-term capital gains. To the extent that income distributions received by corporate shareholders of a Fund consist of dividends, the corporate shareholders may qualify for a dividends received deduction. The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount, which is offset, will not be distributed to shareholders. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts. Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received. Shareholders should consult their tax adviser regarding the rules governing their own retirement plan.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of a Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

PRICING OF FUND SHARES

The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is trading in the Fund's securities that materially affects the net asset value. The Trust is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. If market prices are not available or, in the opinion of Fund management including as informed by the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund’s assets at their fair value according to policies approved by the Fund’s Board.

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DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“Rule 12b-1 Fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by the Distributor or other service providers. The Plan permits the Fund to pay the Rule 12b-1 Fees as compensation for services and expenses in connection with the distribution the Fund shares. The Distributor must authorize all payments made under the plan and may pay any or all amounts received under the Plan to other persons for any distribution, promotional or shareholder support services. Up to 0.15% of the Rule 12b-1 Fee may be characterized as a shareholder servicing fee. The Fund pays an annual Rule 12b-1 Fee equal to 0.15% of its average daily net assets. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Fund may pay Rule 12b-1 fees of up to 0.25%. However, these fees will not increase for at least one year and the Fund has no present intention to increase these fees. Shareholders will be given advanced notice of any increase.

Under the Plan, the Fund may engage in any activities related to the distribution of the Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of shares of the Fund or that hold Fund shares in omnibus accounts or as shareholder of record, or provides shareholder or administrative services to the Fund and its shareholders; (b) expenses of maintaining personnel (including personnel of organizations with which the Fund has entered into agreements related to the Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; (g) costs of implementing and operating the Plan; (h) payments made to intermediaries that that render shareholder support services not otherwise provided by the Fund’s transfer agent, including, but not limited to, expenses related processing new account applications, transmitting customer transaction information to the Fund’s transfer agent, answering routine shareholder inquiries, providing office space, equipment and telephone facilities, and providing such other shareholder services as the Fund may reasonably request.

The Trustees expect that the Plan could significantly enhance the Fund’s ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of a Fund will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist the Fund in seeking to achieve their investment objective.

The Plan has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the respective Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

The Trust understands that service organizations may charge fees to their customers who are the beneficial owners of the Fund, in connection with their accounts with such service organizations. Any such fees are not within and would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Trust, service organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in the Fund.

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Payment of Additional Cash Compensation

The Advisor or Sub-Advisor may make payments out of its resources including its legitimate profits, which may include profits derived from investment advisory fees paid by the Fund, to financial intermediaries as incentives to market the Fund, to cooperate with the Advisor’s or Sub-Advisor’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” and are in addition to the sales charges, Rule 12b-1 fees, and payments to financial intermediaries as discussed above. The payments are made pursuant to agreements between financial intermediaries and the Advisor or Sub-Advisor and do not affect the price investors pay to purchase shares of the Fund, the amount the Fund will receive as proceeds from such sales, or the amount of Rule 12b-1 fees and other the expenses paid by the Fund.

Additional cash compensation payments may be used to pay financial intermediaries for: (1) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (2) program support, such as expenses related to including the Fund in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (3) marketing support, such as providing representatives of the Advisor or Sub-Advisor access to sales meetings, sales representatives and management representatives; (4) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Fund and shareholder financial planning needs; (5) providing shareholder and administrative services; and (6) providing other distribution-related or asset retention services.

Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.

In addition to member firms of the Financial Industry Regulatory Authority, Inc. (“FINRA”), the Advisor, Sub-Advisor, or Distributor also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Fund and shareholders, such as banks, insurance companies, and plan administrators. These firms may include affiliates of the Advisor or Sub-Advisor. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Advisor, Sub-Advisor or Distributor or their respective affiliates.

The Advisor, Sub-Advisor, the Distributor and their affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

PURCHASES AND SALES THROUGH BROKER DEALERS

The Fund may be purchased through broker dealers and other intermediaries. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at the respective Fund’s net asset value next computed after they are received by an authorized broker or the broker's authorized designee.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a

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complete and thorough review of all new account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

CUSTODIAN

Argent Institutional Trust Company, 4343 Easton Commons, Suite 120, Columbus, OH 43219, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

Neiman Funds Management LLC located at 305 Spindrift Drive, Williamsville, New York 14221, acts as Administrative Service Consultant to the Trust and monitors the performance of the Fund’s outside service providers (other than the Sub-Advisor which is monitored by the Advisor), assist in the review of regulatory filings, financial statement preparation, and board meeting materials pursuant to a supervisory agreement. For its services Neiman Funds Management LLC receives a monthly fee from the Advisor equal to an annual rate of 0.05% of the Fund's assets under $100 million, 0.03% of the next $100 million of the Fund's average daily net assets, and 0.02% of the average daily net assets of the Fund thereafter (subject to a minimum monthly fee of $1,000 for the Fund).

Mutual Shareholder Services, LLC (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, acts as the Fund’s transfer agent. MSS maintains the records of the shareholders’ accounts, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee of $11.50 per shareholder (subject to a minimum monthly fee of $775 per Fund) for these transfer agency services from the Advisor.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee, from the Advisor, based on the average value of the Fund. These fees are: from $0 to $25 million in assets the annual fee is $22,200, from $25 million to $50 million in assets the annual fee is $31,700, from $50 million to $75 million in assets the annual fee is $37,450, from $75 million to $100 million in assets the annual fee is $43,200, from $100 million to $125 million in assets the annual fee is $48,950, from $125 million to $150 million in assets the annual fee is $54,700, from $150 million to $200 million in assets the annual fee is $60,450, from $200 million to $300 million in assets the annual fee is $60,450 plus .01% on assets greater than $200 million and above $300 in assets the annual fee is $70,450 plus .005% on assets greater than $300 million.

Premier Fund Solutions, Inc. (“PFS”) provides the Fund with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. PFS receives a monthly fee from the Advisor equal to an annual rate of 0.07% of the Fund's assets under $200 million, 0.05% of the next $500 million of the Fund's average daily net assets, and 0.03% of the average daily net assets of the Fund thereafter (subject to a minimum monthly fee of $2,500 for the first class and an additional $500 for each additional class).

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen & Company, Ltd., 8101 East Prentice Ave., Suite 750 Greenwood Village, Colorado 80111, has been selected as independent registered public accounting firm for the Funds for the fiscal year ending September 30, 2026. Cohen & Company, Ltd. performs an annual audit of each Fund's financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.

DISTRIBUTOR

Arbor Court Capital, LLC (the “Distributor”), located at 8000 Towne Center Drive, Broadview Heights, Suite 400, Ohio 44147, serves as the principal underwriter of the Fund’s shares. The Distributor is a broker-dealer and acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor also

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reviews and files all proposed advertisements and sales literature with appropriate regulators. Compensation for the services performed by the Distributor are paid by the Advisor from its own resources and/or from available distribution fees.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). Information contained in annual and semi-annual reports mailed to shareholders, as well as information filed with the SEC on Form N-PORT and information posted on the Fund’s website, is public information. All other information is non-public information.

The Fund has an ongoing relationship with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third-party servicing agents are the Advisor, Sub-Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The Fund also release information to Morningstar on a delayed basis after the information has been filed with the SEC or otherwise made public. The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

Except as provided above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board. The Advisor and Sub-Advisor must submit any proposed arrangement pursuant to which it intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Advisor or Sub-Advisor, or any affiliated person of the Fund, or the Advisor or Sub-Advisor. Additionally, the Fund, the Advisor, Sub-Advisor, and any affiliated persons of the Advisor or Sub-Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund’s portfolio holdings, except pursuant to Section 21F of the Securities Exchange Act of 1934, as amended, commonly referred to as the Securities Whistleblower Incentives and Protection.

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FINANCIAL STATEMENTS

The Fund recently commenced operations and, as a result, has no financial statements. You can receive free copies of reports (once available), request other information and discuss your questions about the Fund by contacting the Trust directly at:

Advisors Capital Funds

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

PROXY VOTING STATEMENT

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedure. In some instances, the Sub-Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Sub-Advisor or an affiliated person of the Sub-Advisor. In such a case, the Trust’s policy requires that the Sub-Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how a Fund’s vote will be cast.

The Sub-Advisor’s proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-Month period ended June 30 will be available after August 31 without charge, upon request by calling toll-free, 1-888-247-3841 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Sub-Advisor’s proxy voting policies and procedures are also available by calling 1-888-247-3841 and will be sent within three business days of receipt of a request.

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Appendix

PROXY VOTING POLICIES FOR ADVISORS CAPITAL FUNDS

As a fiduciary, Advisors Capital Management, LLC (“ACM”) exercises its responsibility, to the extent it has such responsibility, to vote its clients’ securities in a manner that, in ACM’s judgment, is in the clients’ best interests. In accordance with that fiduciary obligation and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, ACM has established the following proxy voting policy for the Advisors Capital Funds.

Responsibility for Voting

ACM will not vote proxies solicited by or with respect to the issuers of securities in which assets of a client portfolio are invested, unless the client instructs ACM, in writing, to vote such proxies.

Primary Consideration in Voting

ACM’s primary consideration in determining how proxies should be voted is the client’s interest as a shareholder of that issuer. Except as otherwise specifically instructed by a client, ACM generally does not take into account interests of other stakeholders of the issuer or interests the client may have in other capacities.

Engagement of Service Provider

ACM has engaged Broadridge Financial Solutions, Inc. (“Broadridge”) to: (i) perform the administrative tasks of receiving proxies and proxy statements; (ii) marking proxies as instructed by ACM and delivering those proxies; (iii) retain proxy voting records and information; and (iv) report to ACM on its activities in these regards.

Via Broadridge, ACM has engaged a second service provider, Glass, Lewis & Co. (“GL”), to: (i) make recommendations to ACM of proxy voting policies for adoption by ACM on behalf of ACM’s client(s); and (ii) perform research and make recommendations to ACM as to particular shareholder votes being solicited. Both Broadridge and GL are completely independent of ACM and have no other business relationships with ACM or its personnel.

In no circumstances shall Broadridge have the authority to vote proxies except in accordance with standing or specific instructions given to it by ACM. Subject to Section 2 above, ACM retains final authority and fiduciary responsibility for the voting of proxies. If at any time ACM has engaged one or more other entities to perform the proxy administration and research services described above, all references to Broadridge and GL in this policy shall be deemed to be references to those other entities.

Voting Guidelines

Client Policy: If the client has chosen to retain the right to vote proxies for shares held in the client’s account, the advisory agreement will expressly provide for this election either in the agreement or a written addendum to the agreement. If the client has a proxy voting policy that has been delivered to

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ACM, ACM shall vote proxies solicited by, or with respect to the issuers of securities held in that client’s account in accordance with that policy and will check with the client regarding questions, if any, about the client’s policy.

No Client Policy: If the client does not in the advisory agreement or an addendum to the agreement retain the right to vote proxies for shares held in the client’s account and does not deliver a proxy voting policy to ACM, ACM shall vote proxies solicited by or with respect to, the issuers of securities held in the client’s account in the manner that, in the judgment of ACM, is in the best interests of the client as a shareholder in accordance with the standards described in this Policy. When making proxy voting decisions, ACM generally adheres to the proxy voting guidelines provided by GL, a current version of which is set forth in Appendix A hereto (the “Guidelines”). ACM believes the Guidelines, if followed, generally will result in the casting of votes in the economic best interests of clients as shareholders. ACM therefore has instructed Broadridge to vote such proxies in accordance with the recommendations provided by GL.

Administrative Procedures

Receipt and Recording of Proxy Information: The ACM operations personnel responsible for the opening of a new client account will notify the legal and compliance department in the event that a client has: i) requested, in writing, that ACM vote proxies on the client’s behalf; and ii) whether the client provided a written proxy voting policy that ACM is required to follow.

Notification to Broadridge: For each client account for which ACM has been instructed to vote shareholder proxies, a member of the ACM operations department shall notify Broadridge of the client name and its custodian name and client account number so that Broadridge may communicate with the client’s custodian and ensure that all proxy materials and ballots are forwarded to Broadridge, and shall take such follow-up steps as necessary to ensure that Broadridge and the custodian establish appropriate contact. Such notification need not be individually undertaken if the client account is part of a wrap program, as the wrap custodians automatically communicate with Broadridge as necessary.

Conflicts of Interest

There are circumstances in which a conflict of interest might arise by an Investment Advisor voting proxies on behalf of its client, such as where an issuer who is soliciting proxy votes also has a client relationship with the Advisor, when a client of the Advisor is involved in a proxy contest (such as a corporate director), or when an employee of the Advisor has a personal interest in a proxy matter. We believe that our policy of voting in accordance with the recommendations of GL, which provides independent recommendations, ensures that proxies are voted solely in the best interests of clients and resolves any potential conflict of interest. In case ACM becomes aware that a GL recommendation results in a conflict of interest, such as described above, ACM will disclose the conflict to the client and obtain the client’s consent or advice with respect to the voting based on GL recommendations.

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Records and Reports

Proxy Voting Policy and Summary. ACM shall make this Proxy Voting Policy and a summary of it available to clients upon request. That Policy and/or summary may be available on ACM’s website.

Proxy Voting Records. ACM shall also make ACM’s proxy voting records with respect to a client’s account available to that client or its representatives for review upon the client’s request or as may be required by applicable law.

Records – General. The following documents shall be maintained by ACM or by Broadridge or another third party service provider, on behalf of ACM; provided that if such documents are maintained by Broadridge or a service provider of ACM, Broadridge or such third party shall undertake to provide ACM copies of such documents promptly upon ACM’ request:

ACM’s proxy voting policies and procedures;

A copy of each proxy statement received, provided that no copy need be retained of a proxy statement found on the SEC’s EDGAR website;

A record of each proxy vote cast;

A copy of each written client request for ACM’s proxy voting record with respect to such client and any written response to such requests; and

Any document prepared by ACM that is material to making a decision on how to vote or that memorialized the basis for a decision on how to vote, as well as a copy of ACM’ Proxy Voting Policy, including the Guidelines.

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(a.1) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement on January 30, 2003, is hereby incorporated by reference.

(a.2) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on July 29, 2004, is hereby incorporated by reference.

(a.3) Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on July 15, 2005, is hereby incorporated by reference.

(a.4) Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on July 27, 2006, is hereby incorporated by reference.

(a.5) Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on October 4, 2006, is hereby incorporated by reference.

(a.6) Amendment No. 5 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on July 6, 2010, is hereby incorporated by reference.

(a.7) Amendment No. 6 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on June 29, 2012, is hereby incorporated by reference.

(a.8) Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33 on March 31, 2016, is hereby incorporated by reference.

(a.9) Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on January 29, 2021, is hereby incorporated by reference.

(a.10) Amendment No. 9 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 on November 8. 2022, is hereby incorporated by reference.

(a.11) Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65 on November 1. 2024, is hereby incorporated by reference.

(a.12) Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65 on November 1. 2024, is hereby incorporated by reference.

(a.13) Amendment No. 12 to Registrant's Declaration of Trust. Filed Herewith.

(b) By-Laws. Copy of Registrant's amended By-Laws, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on June 2, 2005, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None.

(d) Investment Advisory Contracts.

(d.1) Copy of Registrant’s Management Agreement for Neiman Large Cap Value Fund dated November 30, 2009, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12 on April 20, 2010, is hereby incorporated by reference.

(d.2) Copy of Registrant’s Management Agreement for Neiman Opportunities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33 on March 31, 2016, is hereby incorporated by reference.

(d.3) Copy of Registrant’s Management Agreement for Neiman Large Cap Value Fund and Neiman Opportunities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41 on July 29, 2019, is hereby incorporated by reference.

(d.4) Copy of the Management Agreement between AC Funds, LLC and the Registrant, with respect to the Advisors Capital US Dividend Fund, Advisors Capital Small/Mid Cap Fund, and Advisors Capital Tactical Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on January 29, 2021, is hereby incorporated by reference.

(d.5) Copy of the Sub-Advisory Agreement between AC Funds, LLC and Advisors Capital Management, LLC, with respect to the Advisors Capital US Dividend Fund, Advisors Capital Small/Mid Cap Fund, and Advisors Capital Tactical Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on January 29, 2021, is hereby incorporated by reference.

(d.5.a) Addition of the Advisors Capital Active All Cap Fund to Schedule A of the Sub-Advisory Agreement between AC Funds, LLC and Advisors Capital Management, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 on November 8. 2022, is hereby incorporated by reference.

(d.5.b) Addition of the Advisors Capital Growth Fund and Advisors Capital International Fund to Schedule A of the Sub-Advisory Agreement between AC Funds, LLC and Advisors Capital Management, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65 on November 1. 2024, is hereby incorporated by reference.

(d.5.c) Addition of the Advisors Capital International ETF Fund to Schedule A of the Sub-Advisory Agreement between AC Funds, LLC and Advisors Capital Management, LLC,. Filed Herewith.

(d.6) Copy of the Management Agreement between AC Funds, LLC and the Registrant, with respect to the Advisors Capital Active All Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 on November 8. 2022, is hereby incorporated by reference.

(d.7) Copy of Amendments to the Management Agreements between AC Funds, LLC and the Registrant, with respect to the to the Advisors Capital Total Return – Equity Fund (formerly Advisors Capital US Dividend Fund), Advisors Capital Small/Mid Cap Fund, Advisors Capital Tactical Fixed Income Fund, and Advisors Capital Active All Cap Fund, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 61 on January 29, 2024, are hereby incorporated by reference.

(d.8) Copy of the Management Agreements between AC Funds, LLC and the Registrant, with respect to the to the Advisors Capital Growth Fund and Advisors Capital International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65 on November 1. 2024, is hereby incorporated by reference.

(d.9) Copy of the Management Agreement between AC Funds, LLC and the Registrant, with respect to the to the Advisors International ETF Fund. Filed Herewith.

(e) Underwriting Contracts.

(e.1) Copy of Registrant’s Distribution Agreement with Arbor Court Capital, LLC which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39 on July 30, 2018, is hereby incorporated by reference.

(e.2) Copy of Registrant’s Distribution Agreement with Arbor Court Capital, LLC for the Advisors Capital Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on January 29, 2021, is hereby incorporated by reference.

(e.2.a) Amendment to Registrant’s Distribution Agreement with Arbor Court Capital, LLC for the Advisors Capital Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 on November 8. 2022, is hereby incorporated by reference.

(e.2.b) Amendment to Registrant’s Distribution Agreement with Arbor Court Capital, LLC with respect to the to the Advisors Capital Growth Fund and Advisors Capital International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65 on November 1. 2024, is hereby incorporated by reference.

(e.2.c) Amendment to Registrant’s Distribution Agreement with Arbor Court Capital, LLC with respect to the to the Advisors International ETF Fund. Filed Herewith.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(g.1.a) Copy of Registrant's Custodial Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 62 on July 29, 2024, is hereby incorporated by reference.

(g.1.b) Copy of Registrant's Custodial Agreement Amended Appendix B with respect to the Advisors Capital Growth Fund and Advisors Capital International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65 on November 1. 2024, is hereby incorporated by reference.

(g.1.c) Copy of Registrant's Custodial Agreement Amended Appendix B with respect to the Advisors Capital International ETF Fund. Filed Herewith.

(h) Other Material Contracts.

(h.1) Accounting Services Agreement. Copy of Registrant's Accounting Services Agreement, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on March 28, 2003, is hereby incorporated by reference.

(h.1.a) Amended Exhibit A to Registrant's Accounting Services Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on June 29, 2012, is hereby incorporated by reference.

(h.1.b). Amended Exhibit A to Registrant's Accounting Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33 on March 31, 2016, is hereby incorporated by reference.

(h.1.c). Amended Exhibit A to Registrant's Accounting Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on January 29, 2021, is hereby incorporated by reference.

(h.1.d). Amended Exhibit A to Registrant's Accounting Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 on November 8. 2022, is hereby incorporated by reference.

(h.1.e). Amended Exhibit A to Registrant's Accounting Services Agreement, with respect to the to the Advisors Capital Growth Fund and Advisors Capital International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65 on November 1. 2024, is hereby incorporated by reference.

(h.1.f). Amended Exhibit A to Registrant's Accounting Services Agreement, with respect to the to the Advisors Capital International ETF Fund. Filed Herewith.

(h.2) Administration Servicing Agreement. Copy of Registrant's Administration Servicing Agreement, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on March 28, 2003, is hereby incorporated by reference.

(h.2.a) Amended Exhibit A to Registrant's Administration Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on June 29, 2012, is hereby incorporated by reference.

(h.2.b) Amended Exhibit A to Registrant's Administration Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33 on March 31, 2016, is hereby incorporated by reference.

(h.2.c) Amended Exhibit A to Registrant's Administration Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on January 29, 2021, is hereby incorporated by reference.

(h.2.d) Amended Exhibit A to Registrant's Administration Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 on November 8. 2022, is hereby incorporated by reference.

(h.2.e) Amended Exhibit A to Registrant's Administration Agreement, with respect to the to the Advisors Capital Growth Fund and Advisors Capital International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65 on November 1. 2024, is hereby incorporated by reference.

(h.2.f) Amended Exhibit A to Registrant's Administration Agreement, with respect to the to the Advisors Capital International ETF Fund. Filed Herewith.

(h.3) Letter Agreement with respect to Neiman Large Cap Value Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 67 on July 29, 2025, is hereby incorporated by reference.

(h.4.a) Administrative Service Consultant Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on January 29, 2021, is hereby incorporated by reference.

(h.4.b) Amended Schedule A of the Administrative Service Consultant Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 on November 8. 2022, is hereby incorporated by reference.

(h.4.c) Amended Schedule A of the Administrative Service Consultant Agreement, with respect to the to the Advisors Capital Growth Fund and Advisors Capital International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65 on November 1. 2024, is hereby incorporated by reference.

(h.4.d) Amended Schedule A of the Administrative Service Consultant Agreement, with respect to the to the Advisors International ETF Fund. Filed Herewith.

(i) Legal Opinion.

(i.) Legal Opinion and Consent with respect to the Advisors Capital International ETF Fund. Filed Herewith.

(j) Other Opinions. None.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Copy of Registrant's Subscription Agreement between the Trust and the initial investor, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on March 28, 2003, is hereby incorporated by reference.

(m.1) Rule 12b-1 Plan. Amended and Restated Distribution Plan under Rule 12b-1, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 58 on November 8. 2022, is hereby incorporated by reference.

(m.2) Amended Appendix A to Rule 12b-1 Plan, with respect to the to the Advisors Capital Growth Fund and Advisors Capital International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65 on November 1. 2024, is hereby incorporated by reference.

(m.3) Amended Appendix A to Rule 12b-1 Plan, with respect to the to the Advisors Capital International ETF Fund. Filed Herewith.

(n) Rule 18f-3 Plan. Amended Rule 18f-3 Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33 on March 31, 2016, is hereby incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(p.1) Copy of Registrant's amended Code of Ethics, which was filed as an Exhibit to the Registrants Post-Effective Amendment No. 12 on April 20, 2010, is hereby incorporated by reference.

(p.2) Copy of Advisors Capital Management, LLC and AC Funds, LLC Code, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on January 29, 2021, is hereby incorporated by reference.

(q) Powers of Attorney.

(q.1) Powers of Attorney of the Registrant and the Officers and the Trustees of the Registrant, and a Certificate, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on March 28, 2003, is hereby incorporated by reference.

(q.2) Power of Attorney for Michael Lomas, a Trustee of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14 on July 6, 2010, is hereby incorporated by reference.

(q.3) Power of Attorney for Robert Boerner, a Trustee of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 61 on January 29, 2024, is hereby incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Adviser.

(a) Neiman Funds Management LLC (“Neiman Funds Management”), 305 Spindrift Dr. Williamsville, NY 14221 is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(b) The following list sets forth other substantial business activities of the directors and officers of Neiman Funds Management during the past two years - Daniel Neiman has been working as an investment adviser with Neiman Funds Management since December 2009. Daniel Neiman is a co-owner, the Chief Investment Officer (CIO) and Chief Financial Officer (CFO) of Independent Solutions Wealth Management, LLC. Michael Lomas is a division manager and registered representative with Peak Brokerage Services, the co-owner of Financials Guys LLC, a co-owner and president of Independent Solutions Wealth Management, LLC. Glenn Wiggle is a division manager and registered representative with Peak Brokerage Services, the co-owner of The Financial Guys LLC, and a co-owner and Chief Compliance Officer (CCO) of Independent Solutions Wealth Management, LLC.

AC Funds, LLC, 10 Wilsey Square, Suite 200, Ridgewood, NJ 07450, is a registered investment adviser. Additional information about AC Funds, LLC and its directors, partners, and officers is incorporated by reference to the Statement of Additional Information filed herewith, and in Form ADV for AC Funds, LLC, file number 801-119975. Robert Ross, Chief Compliance Officer of AC Funds, LLC, also serves as Chief Compliance Officer for Advisors Capital Management, LLC, located at 10 Wilsey Square, Suite 200, Ridgewood, NJ 07450. Ken Deane, Managing Member of AC Funds, LLC also serves as Senior Vice president of Advisors Capital Management, LLC focusing on wholesaling of its advisory services.

Advisors Capital Management, LLC, 10 Wilsey Square, Suite 200, Ridgewood, NJ 07450, is a registered investment adviser and insurance broker. Additional information about Advisors Capital Management, LLC and its directors, partners, and officers is incorporated by reference to the Statement of Additional Information filed herewith, and in Form ADV for Advisors Capital Management, LLC, file number 801-62058. Steven Weiss, Chief Compliance Officer of Advisors Capital Management, LLC, also serves as Chief Compliance Officer for AC Funds, LLC, located at 10 Wilsey Square, Suite 200, Ridgewood, NJ 07450.

Item 32. Principal Underwriter.

(a) Arbor Court Capital, LLC (“ACC”), is the principal underwriter for all series of the Neiman Funds. ACC also acts as principal underwriter for the following:

Ancora Trust, Archer Investment Series Trust, Berkshire Focus Fund, Clark Fork Trust, Frank Funds, Monteagle Funds, Manor Investment Funds, MP63 Fund, Inc., One Rock Fund, Parvin Hedged Equity Solari World Fund, PFS Funds, Spend Life Wisely Funds Investment Trust and WP Trust.

(b) ACC is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of ACC is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147. To the best of Registrant’s knowledge, the following are the officers of ACC:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Gregory B. Getts	President, Member, Financial Principal and CFO	None
Steven Milcinovic	Chief Compliance Officer and Chief Operating Officer	None

(c) Not Applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, Argent Institutional Trust Company, 4343 Easton Commons, Suite 120, Columbus, OH 43219.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 11th day of May, 2026.

NEIMAN FUNDS

By: /s/ Daniel Neiman

Daniel Neiman, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel Neiman	President	May 11, 2026
Daniel Neiman	Treasurer
Chief Financial Officer
Secretary

Michael Lomas*	Trustee

Darla Clark*	Trustee

Suzanne Cowan Dimeff*	Trustee

Robert Boerner*	Trustee

* By: /s/ Daniel Neiman

Daniel Neiman, Attorney-In-Fact

Date: May 11, 2026

EXHIBIT INDEX

(a.13) Amendment No. 12 to Registrant's Declaration of Trust.

(d.5.c) Addition of the Advisors Capital International ETF Fund to Schedule A of the Sub-Advisory Agreement between AC Funds, LLC and Advisors Capital Management, LLC,.

(d.9) Copy of Amendments to the Management Agreements between AC Funds, LLC and the Registrant, with respect to the to the Advisors International ETF Fund.

(e.2.c) Amendment to Registrant’s Distribution Agreement with Arbor Court Capital, LLC with respect to the to the Advisors International ETF Fund.

(g.1.c) Copy of Registrant's Custodial Agreement Amended Appendix B with respect to the Advisors Capital International ETF Fund.

(h.1.f). Amended Exhibit A to Registrant's Accounting Services Agreement, with respect to the to the Advisors Capital International ETF Fund.

(h.2.f) Amended Exhibit A to Registrant's Administration Agreement, with respect to the to the Advisors Capital International ETF Fund.

(h.4.d) Amended Schedule A of the Administrative Service Consultant Agreement, with respect to the to the Advisors International ETF Fund.

(i.) Legal Opinion and Consent with respect to the Advisors Capital International ETF Fund.

(m.3) Amended Appendix A to Rule 12b-1 Plan, with respect to the to the Advisors Capital International ETF Fund.